Term Loan Obligations - Additional Information (Details) - Term Loan [Member] - USD ($) $ in Millions		12 Months Ended
	May 29, 2015	Dec. 31, 2024	Jun. 03, 2024
Debt Instrument [Line Items]
Origination date		May 29, 2015
Original loan amount	$ 17.7
Maturity date	May 01, 2021
Fees amount associated with loan			$ 3.3